Share-based option plan (Details)	Apr. 19, 2017	Mar. 10, 2017	Jun. 30, 2014	Dec. 11, 2009
First share option plan
Disclosure of terms and conditions of share-based payment arrangement
Term of the plan				10 years
Vesting period (in years)				4 years
Second share option plan, prior to IPO
Disclosure of terms and conditions of share-based payment arrangement
Term of the plan			8 years
Vesting period (in years)			4 years
Second share option plan, after IPO
Disclosure of terms and conditions of share-based payment arrangement
Term of the plan	10 years
Vesting period (in years)	4 years
Number of trading sessions in stock market for determination of exercise price	30 days
Third share option plan
Disclosure of terms and conditions of share-based payment arrangement
Term of the plan		5 years
Vesting period (in years)		5 years
Maximum period available for exercise of options after vesting		15 days